Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
For the years ended December 31,
2013	$ 95,362
2014	73,347
2015	47,031
2016	19,839
2017	15,403
Thereafter	38,445
Total	$ 289,427